UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2861

Fidelity Money Market Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for
Fidelity ® Money Market Trust
Retirement Government
Money Market Portfolio

November 30, 2012

1.810688.108

RGM-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 4.5%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 4.5%
U.S. Treasury Bills
12/31/12	0.19%	$ 43,000	$ 42,993
U.S. Treasury Notes
1/15/13 to 8/15/13	0.18 to 0.24	136,000	136,848
TOTAL TREASURY DEBT			179,841
Government Agency Debt - 42.2%

Federal Agencies - 42.2%
Fannie Mae
12/28/12 to 9/11/14	0.18 to 0.22 (b)	191,265	191,728
Federal Farm Credit Bank
12/24/12 to 8/12/14	0.14 to 0.23 (b)	49,695	49,692
Federal Home Loan Bank
12/19/12 to 6/5/14	0.16 to 0.28 (b)	1,160,695	1,162,387
Freddie Mac
12/21/12 to 11/27/13	0.15 to 0.23 (b)	298,000	298,703
TOTAL GOVERNMENT AGENCY DEBT			1,702,510
Government Agency Repurchase Agreement - 50.7%
	Maturity Amount (000s)
In a joint trading account at 0.25% dated 11/30/12 due 12/3/12 (Collateralized by U.S. Government Obligations) #	$ 1,428,650	1,428,620
With:
BNP Paribas Securities Corp. at:
0.23%, dated:
11/20/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $13,261,102, 1.75% - 7%, 11/1/20 - 7/20/42)	13,005	13,000
11/21/12 due 12/7/12:
(Collateralized by U.S. Government Obligations valued at $13,261,017, 1.92% - 6.5%, 11/1/13 - 9/1/41)	13,005	13,000
(Collateralized by U.S. Treasury Obligations valued at $11,220,860, 2.5% - 6.5%, 4/1/17 - 7/1/41)	11,004	11,000
11/26/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $45,902,053, 2.38% - 5.5%, 10/1/14 - 6/15/42)	45,017	45,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
BNP Paribas Securities Corp. at:
0.25%, dated 10/26/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $6,121,616, 2.37% - 6.5%, 10/1/16 - 8/1/42)	$ 6,002	$ 6,000
Citibank NA at 0.2%, dated 11/28/12 due 12/5/12 (Collateralized by U.S. Government Obligations valued at $19,380,539, 3.5% - 4.5%, 9/1/18 - 6/1/42)	19,001	19,000
Credit Suisse Securities (USA) LLC at:
0.24%, dated 9/11/12 due 12/10/12 (Collateralized by U.S. Treasury Obligations valued at $55,651,435, 4.38%, 5/15/40)	54,032	54,000
0.25%, dated:
10/4/12 due 1/4/13 (Collateralized by U.S. Treasury Obligations valued at $39,156,931, 4.25% - 4.38%, 8/15/14 - 5/15/41)	38,024	38,000
11/21/12 due 2/20/13 (Collateralized by U.S. Treasury Obligations valued at $72,105,176, 4.38%, 5/15/40)	70,044	70,000
0.26%, dated 10/4/12 due 1/11/13 (Collateralized by U.S. Treasury Obligations valued at $39,158,022, 0% - 4.25%, 8/15/14 - 11/15/42)	38,027	38,000
Deutsche Bank Securities, Inc. at 0.28%, dated 11/1/12 due 12/3/12 (Collateralized by U.S. Government Obligations valued at $37,855,196, 2.5% - 5%, 4/1/25 - 8/1/40)	37,009	37,000
ING Financial Markets LLC at 0.23%, dated:
10/31/12 due 12/3/12 (Collateralized by U.S. Government Obligations valued at $6,125,909, 2.28% - 4.5%, 6/1/25 - 1/1/42)	6,001	6,000
11/8/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $1,032,844, 3.75%, 11/15/40)	1,000	1,000
11/21/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $6,182,863, 2% - 2.71%, 12/15/40 - 6/1/42)	6,001	6,000
11/28/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $9,271,470, 3.5%, 7/25/40)	9,003	9,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.22%, dated 11/5/12 due 12/5/12 (Collateralized by U.S. Government Obligations valued at $6,121,048, 3.5%, 12/1/42)	6,001	6,000
0.23%, dated 11/21/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $6,120,470, 3.5%, 11/1/42 - 12/1/42)	6,001	6,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Mitsubishi UFJ Securities (USA), Inc. at:
0.27%, dated:
11/9/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $14,322,272, 3.5%, 9/1/42)	$ 14,003	$ 14,000
11/14/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $27,729,713, 3% - 3.5%, 7/1/41 - 10/1/42)	27,006	27,000
11/21/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $55,084,958, 2.36% - 4%, 11/1/27 - 11/1/42)	54,012	54,000
11/26/12 due 12/7/12 (Collateralized by U.S. Treasury Obligations valued at $13,271,156, 5%, 5/1/41)	13,003	13,000
0.28%, dated:
11/2/12 due 12/3/12 (Collateralized by U.S. Government Obligations valued at $39,827,440, 2.29% - 5.6%, 11/1/37 - 4/1/42)	39,009	39,000
11/28/12 due 12/5/12 (Collateralized by U.S. Government Obligations valued at $5,100,472, 2.5%, 11/1/27)	5,000	5,000
Mizuho Securities USA, Inc. at 0.29%, dated 10/29/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $26,601,800, 3% - 4.5%, 6/1/27 - 10/20/41)	26,024	26,000
RBC Capital Markets Corp. at:
0.23%, dated 11/16/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $13,332,156, 2.5% - 4%, 9/1/22 - 10/1/42)	13,003	13,000
0.24%, dated 11/14/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $7,145,882, 2.42% - 4.92%, 11/1/38 - 9/1/42)	7,001	7,000
0.25%, dated:
10/15/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $28,768,233, 2.37% - 4.93%, 1/1/36 - 6/1/42)	28,018	28,000
10/24/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $6,132,721, 2.37% - 4.5%, 1/1/36 - 6/1/42)	6,004	6,000
RBS Securities, Inc. at 0.25%, dated 11/5/12 due 12/3/12 (Collateralized by U.S. Government Obligations valued at $6,122,104, 3.66% - 4.9%, 4/1/38 - 9/1/39)	6,001	6,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT		2,044,620
Treasury Repurchase Agreement - 3.7%
	Maturity Amount (000s)	Value (000s)
With Commerz Markets LLC at 0.23%, dated 11/30/12 due 12/3/12 (Collateralized by U.S. Treasury Obligations valued at $153,005,062, 0% - 10.63%, 5/23/13 - 5/15/17)	$ 150,003	$ 150,000
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $4,076,971)		4,076,971
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(43,152)
NET ASSETS - 100%		$ 4,033,819
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$1,428,620,000 due 12/03/12 at 0.25%
Bank of America NA	$ 513,757
Deutsche Bank Securities, Inc.	19,684
J.P. Morgan Securities, Inc.	13,123
Mizuho Securities USA, Inc.	864,247
Wells Fargo Securities LLC	17,809
$ 1,428,620
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At November 30, 2012, the cost of investment securities for income tax purposes was $4,076,971,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Money Market Trust
Retirement Money Market
Portfolio

November 30, 2012

1.810718.108

RMM-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 35.3%
	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 1.5%
Branch Banking & Trust Co.
3/28/13 to 4/30/13	0.32 to 0.36%	$ 85,000	$ 85,000
State Street Bank & Trust Co., Boston
12/14/12 to 1/17/13	0.20 to 0.22	131,000	131,000
			216,000
London Branch, Eurodollar, Foreign Banks - 6.4%
Australia & New Zealand Banking Group Ltd.
12/5/12 to 12/14/12	0.40 to 0.41	63,000	63,000
DNB Bank ASA
1/22/13	0.30	50,000	50,000
HSBC Bank PLC
12/28/12 to 4/12/13	0.30 to 0.42	83,000	83,000
Mizuho Corporate Bank Ltd.
1/9/13	0.35	24,000	24,000
National Australia Bank Ltd.
12/20/12 to 6/3/13	0.26 to 0.42 (c)	721,000	721,000
			941,000
New York Branch, Yankee Dollar, Foreign Banks - 27.4%
Bank of Montreal Chicago CD Program
12/24/12 to 9/6/13	0.20 to 0.44 (c)	333,000	333,007
Bank of Nova Scotia
4/9/13 to 9/17/13	0.29 to 0.54 (c)	129,000	129,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
2/11/13 to 4/10/13	0.27 to 0.50	552,000	552,000
Canadian Imperial Bank of Commerce
4/3/13 to 9/17/13	0.29 to 0.42 (c)	203,000	203,000
DnB NOR Bank ASA
1/14/13 to 2/12/13	0.25 to 0.30	52,000	52,000
Mitsubishi UFJ Trust & Banking Corp.
2/21/13 to 5/2/13	0.40 to 0.55	158,000	158,000
Mizuho Corporate Bank Ltd.
12/6/12 to 2/13/13	0.32 to 0.41	474,000	474,009
National Bank of Canada
2/4/13 to 5/17/13	0.34 to 0.41 (c)	131,000	131,000
Nordea Bank Finland PLC
2/20/13 to 3/28/13	0.25 to 0.27	131,000	131,000
Certificate of Deposit - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Royal Bank of Canada
9/1/13	0.74% (c)	$ 110,000	$ 110,000
Skandinaviska Enskilda Banken
1/22/13 to 2/6/13	0.26	101,000	101,000
Societe Generale
12/3/12	0.30	197,000	197,000
Sumitomo Mitsui Banking Corp.
1/24/13 to 5/8/13	0.25 to 0.44 (c)	731,000	731,003
Sumitomo Trust & Banking Co. Ltd.
1/9/13 to 2/26/13	0.30	328,000	328,000
Svenska Handelsbanken, Inc.
12/27/12 to 1/24/13	0.25 to 0.27	107,000	107,001
Toronto-Dominion Bank
2/4/13 to 5/16/13	0.27 to 0.31 (c)	177,000	177,000
UBS AG
5/7/13	0.31 (c)	67,000	67,000
Westpac Banking Corp.
1/29/13	0.23	25,000	25,000
			4,006,020
TOTAL CERTIFICATE OF DEPOSIT			5,163,020
Financial Company Commercial Paper - 13.7%

ASB Finance Ltd. (London)
12/10/12	0.31 (c)	65,000	64,999
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
1/4/13	0.35	16,000	15,995
Barclays U.S. Funding Corp.
2/1/13	0.25	139,000	138,940
BAT International Finance PLC
12/3/12	0.45	17,000	17,000
Commonwealth Bank of Australia
12/17/12 to 6/3/13	0.23 to 0.40 (c)	186,000	185,966
Credit Suisse
2/19/13	0.27	105,000	104,937
Financial Company Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
DNB Bank ASA
1/7/13 to 3/25/13	0.25 to 0.30%	$ 212,000	$ 211,884
General Electric Capital Corp.
4/19/13 to 4/30/13	0.25	116,000	115,884
JPMorgan Chase & Co.
3/13/13 to 4/26/13	0.30 to 0.33 (c)	192,000	192,000
National Australia Funding, Inc.
2/6/13	0.23	6,000	5,997
Nationwide Building Society
3/4/13 to 3/7/13	0.30	25,000	24,980
PNC Bank NA
2/15/13	0.39	33,000	32,973
Skandinaviska Enskilda Banken AB
12/21/12 to 3/5/13	0.26 to 0.30	126,750	126,690
Svenska Handelsbanken, Inc.
12/28/12 to 4/8/13	0.24 to 0.28	247,000	246,895
Swedbank AB
12/6/12 to 12/13/12	0.25 to 0.31	96,000	95,994
Toyota Motor Credit Corp.
3/1/13 to 3/8/13	0.31 to 0.32	40,000	39,967
UBS Finance, Inc.
1/14/13 to 4/25/13	0.30 to 0.45	206,000	205,728
Westpac Banking Corp.
12/17/12 to 6/3/13	0.26 to 0.40 (c)	183,000	182,977
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER			2,009,806
Asset Backed Commercial Paper - 1.3%

Ciesco LP (Citibank NA Guaranteed)
12/14/12	0.27	15,000	14,999
12/19/12	0.28	16,000	15,998
12/20/12	0.28	13,000	12,998
1/8/13	0.35	7,000	6,997
Govco, Inc. (Liquidity Facility Citibank NA)
12/10/12	0.27	7,000	7,000
12/17/12	0.35	26,500	26,496
Asset Backed Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Govco, Inc. (Liquidity Facility Citibank NA) - continued
12/21/12	0.33%	$ 15,000	$ 14,997
12/21/12	0.28	14,000	13,998
12/6/12	0.26	44,000	43,998
1/8/13	0.35	7,000	6,997
2/1/13	0.35	7,000	6,996
2/1/13	0.35	16,000	15,990
TOTAL ASSET BACKED COMMERCIAL PAPER			187,464
Other Commercial Paper - 2.7%

AT&T, Inc.
12/3/12	0.25	82,363	82,362
Devon Energy Corp.
12/31/12	0.41 (c)	78,000	78,000
Ecolab, Inc.
1/11/13	0.51 (c)	31,000	31,000
MidAmerican Energy Holdings, Co.
12/18/12 to 1/4/13	0.38 to 0.39	35,000	34,988
Northeast Utilities
12/7/12	0.41	5,900	5,900
Verizon Communications, Inc.
1/14/13	0.41 (c)	52,000	52,000
Viacom, Inc.
12/7/12 to 12/20/12	0.40	18,000	17,997
Virginia Electric & Power Co.
1/10/13	0.41	22,000	21,990
Xerox Corp.
12/13/12 to 12/28/12	0.77	73,000	72,971
TOTAL OTHER COMMERCIAL PAPER			397,208
Treasury Debt - 8.8%

U.S. Treasury Obligations - 8.8%
U.S. Treasury Bills
12/31/12 to 8/22/13	0.15 to 0.20	395,000	394,693
Treasury Debt - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes
12/15/12 to 11/30/13	0.16 to 0.24%	$ 886,920	$ 890,969
TOTAL TREASURY DEBT			1,285,662
Other Note - 4.1%

Medium-Term Notes - 4.1%
Dominion Resources, Inc.
1/14/13	0.41 (b)(c)	25,000	25,000
Royal Bank of Canada
9/1/13 to 9/13/13	0.46 to 0.69 (b)(c)	428,000	428,000
9/6/13	0.36 (c)	151,000	150,977
TOTAL OTHER NOTE			603,977
Variable Rate Demand Note - 1.6%

Arizona - 0.0%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2008 A, LOC JPMorgan Chase Bank, VRDN
12/7/12	0.17 (c)	5,600	5,600
California - 0.3%
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, LOC Citibank NA, VRDN
12/7/12	0.16 (c)	9,195	9,195
Milpitas Multi-family Rev. (Crossing at Montague Proj.) Series A, LOC Fannie Mae, VRDN
12/7/12	0.17 (c)(d)	29,000	29,000
			38,195
Delaware - 0.2%
LP Pinewood SPV LLC Taxable LOC Wells Fargo Bank NA, VRDN
12/7/12	0.21 (c)	25,000	25,000
Hawaii - 0.0%
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, LOC Freddie Mac, VRDN
12/7/12	0.16 (c)	3,080	3,080
Variable Rate Demand Note - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Louisiana - 0.0%
Ascension Parish Indl. Dev. Board Rev. (IMTT-Geismar Proj.) Series 2007, LOC Fed. Home Ln. Bank Atlanta, VRDN
12/7/12	0.17% (c)	$ 8,000	$ 8,000
Missouri - 0.1%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series Putters 3546, (Liquidity Facility JPMorgan Chase Bank)
12/7/12	0.17 (c)(e)	11,300	11,300
New Mexico - 0.1%
New Mexico Edl. Assistance Foundation Series 2003 A2, LOC Royal Bank of Canada, VRDN
12/7/12	0.19 (c)(d)	11,100	11,100
New York - 0.5%
New York City Gen. Oblig. Series 2004 H8, (Liquidity Facility Bank of America NA), VRDN
12/7/12	0.17 (c)	13,100	13,100
New York Hsg. Fin. Agcy. Rev. (125 West 31st Street Proj.) Series 2005 A, LOC Fannie Mae, VRDN
12/7/12	0.17 (c)(d)	12,500	12,500
New York Hsg. Fin. Agcy. Rev. (Clinton Green North Hsg. Proj.) Series 2005 A, LOC Freddie Mac, VRDN
12/7/12	0.17 (c)(d)	25,000	25,000
New York Hsg. Fin. Agcy. Rev. (Clinton Green South Hsg. Proj.) Series 2005 A, LOC Freddie Mac, VRDN
12/7/12	0.17 (c)(d)	10,000	10,000
New York Hsg. Fin. Agcy. Rev. (Tower 31 Hsg. Proj.) Series 2005 A, LOC Freddie Mac, VRDN
12/7/12	0.17 (c)(d)	19,000	19,000
			79,600
Pennsylvania - 0.1%
Pennsylvania Higher Edl. Facilities Auth. College & Univ. Revs. (St. Josephs Univ. Proj.) Series 2008 A, LOC TD Banknorth, NA, VRDN
12/7/12	0.17 (c)	7,000	7,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (Holy Family Univ. Proj.) Series 2008, LOC TD Banknorth, NA, VRDN
12/7/12	0.17 (c)	6,985	6,985
			13,985
Variable Rate Demand Note - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Tennessee - 0.3%
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. Series 2011 B, LOC Bank of America NA, VRDN
12/7/12	0.16% (c)	$ 38,600	$ 38,600
TOTAL VARIABLE RATE DEMAND NOTE			234,460
Government Agency Debt - 3.2%

Federal Agencies - 3.2%
Fannie Mae
2/21/13 to 9/11/14	0.17 to 0.20 (c)	139,710	139,822
Federal Home Loan Bank
2/6/13 to 9/19/13	0.16 to 0.22	194,025	194,015
Freddie Mac
2/27/13 to 3/11/13	0.15 to 0.16	128,000	127,952
TOTAL GOVERNMENT AGENCY DEBT			461,789
Insurance Company Funding Agreement - 0.1%

Medium-Term Notes - 0.1%
Metropolitan Life Insurance Co.
2/28/13	0.53 (c)(f)	21,000	21,000
Government Agency Repurchase Agreement - 12.5%
	Maturity Amount (000s)
In a joint trading account at 0.25% dated 11/30/12 due 12/3/12 (Collateralized by U.S. Government Obligations) #	$ 417,533	417,524
With:
BNP Paribas Securities Corp. at:
0.23%, dated:
11/20/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $46,003,773, 3.5% - 4.5%, 7/15/40 - 2/1/42)	45,017	45,000
11/21/12 due 12/7/12:
(Collateralized by U.S. Government Obligations valued at $40,803,128, 3.5% - 6%, 3/1/13 - 9/20/42)	40,015	40,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
BNP Paribas Securities Corp. at:
0.23%, dated:
11/21/12 due 12/7/12
(Collateralized by U.S. Government Obligations valued at $45,984,585, 2.88% - 4.5%, 8/1/37 - 9/1/40)	$ 45,017	$ 45,000
11/26/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $166,267,436, 2.04% - 6.5%, 10/1/13 - 10/1/42)	163,062	163,000
0.25%, dated 10/26/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $23,466,191, 2.23% - 7.75%, 1/1/13 - 11/1/42)	23,007	23,000
Citibank NA at 0.2%, dated 11/28/12 due 12/5/12 (Collateralized by U.S. Government Obligations valued at $68,341,899, 2.5% - 6%, 6/1/18 - 6/1/42)	67,003	67,000
Deutsche Bank Securities, Inc. at 0.28%, dated 11/1/12 due 12/3/12 (Collateralized by U.S. Government Obligations valued at $141,896,420, 2.5% - 4.07%, 7/1/21 - 6/1/42)	139,035	139,000
ING Financial Markets LLC at 0.23%, dated:
10/31/12 due 12/3/12 (Collateralized by U.S. Government Obligations valued at $23,474,485, 1.14% - 6%, 3/1/23 - 1/1/42)	23,005	23,000
11/8/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $5,154,161, 2.5% - 4.5%, 12/15/39 - 6/1/42)	5,001	5,000
11/21/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $22,657,756, 2.25% - 5.5%, 8/1/37 - 6/1/42)	22,004	22,000
11/28/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $35,021,680, 4%, 8/25/38)	34,012	34,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.22%, dated 11/5/12 due 12/5/12 (Collateralized by U.S. Government Obligations valued at $23,464,015, 4.29%, 10/1/20)	23,004	23,000
0.23%, dated 11/21/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $22,441,721, 4.29%, 10/1/20)	22,004	22,000
Mitsubishi UFJ Securities (USA), Inc. at:
0.27%, dated:
11/9/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $49,123,147, 3.5%, 8/1/42)	48,011	48,000
11/14/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $97,933,954, 1.35% - 6.5%, 12/1/27 - 3/1/50)	96,021	96,000
11/21/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $194,013,155, 2.67% - 5%, 7/1/41 - 9/1/41)	190,043	190,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Mitsubishi UFJ Securities (USA), Inc. at:
0.27%, dated:
11/26/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $47,978,986, 3.6% - 5%, 4/1/41 - 5/1/41)	$ 47,011	$ 47,000
0.28%, dated:
11/2/12 due 12/3/12 (Collateralized by U.S. Government Obligations valued at $146,976,172, 2.7% - 5.5%, 8/1/39 - 9/1/42)	144,035	144,000
11/28/12 due 12/5/12 (Collateralized by U.S. Government Obligations valued at $19,380,754, 2.5% - 4%, 11/1/27 - 11/1/41)	19,001	19,000
Mizuho Securities USA, Inc. at 0.29%, dated 10/29/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $96,140,992, 2.21% - 4.5%, 4/1/22 - 9/15/47)	94,088	94,000
RBC Capital Markets Corp. at:
0.23%, dated 11/16/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $48,109,553, 2.32% - 4.5%, 7/1/26 - 10/1/42)	47,009	47,000
0.24%, dated 11/14/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $24,671,437, 2.5% - 4%, 3/20/42 - 11/1/42)	24,005	24,000
0.25%, dated 10/24/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $23,527,541, 2.37% - 5.5%, 1/1/36 - 11/1/42)	23,014	23,000
RBS Securities, Inc. at 0.25%, dated 11/5/12 due 12/3/12 (Collateralized by U.S. Government Obligations valued at $23,466,106, 2.98% - 3.66%, 9/1/40 - 11/1/41)	23,004	23,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT		1,823,524
Treasury Repurchase Agreement - 3.8%

With:
Commerz Markets LLC at 0.23%, dated 11/30/12 due 12/3/12 (Collateralized by U.S. Treasury Obligations valued at $554,284,023, 0.13% - 5.38%, 12/31/12 - 11/15/42)	542,010	542,000
Federal Reserve Bank of New York at 0.18%, dated 11/30/12 due 12/3/12 (Collateralized by U.S. Treasury Obligations valued at $10,004,743, 1%, 8/31/16)	10,000	10,000
TOTAL TREASURY REPURCHASE AGREEMENT		552,000
Other Repurchase Agreement - 13.3%
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - 13.3%
With:
Barclays Capital, Inc. at:
0.3%, dated 11/30/12 due 12/7/12:
(Collateralized by Corporate Obligations valued at $7,350,184, 3.75% - 7.25%, 10/15/17 - 2/1/23)	$ 7,000	$ 7,000
(Collateralized by Corporate Obligations valued at $13,650,341, 3.5% - 6.25%, 3/1/16 - 11/18/41)	13,001	13,000
0.53%, dated 11/30/12 due 12/3/12 (Collateralized by Municipal Bond Obligations valued at $154,143,953, 0.14% - 7.25%, 1/1/13 - 4/1/57)	145,006	145,000
BNP Paribas Securities Corp. at:
0.34%, dated:
11/8/12 due 12/7/12 (Collateralized by Corporate Obligations valued at $7,351,736, 3.3% - 5.75%, 9/1/15 - 12/15/21)	7,002	7,000
11/9/12 due 12/7/12 (Collateralized by Corporate Obligations valued at $7,378,525, 0.77% - 6.5%, 2/13/13 - 1/15/48)	7,002	7,000
11/14/12 due 12/7/12 (Collateralized by Corporate Obligations valued at $7,351,320, 4.13% - 6.3%, 9/9/15 - 8/15/37)	7,002	7,000
0.55%, dated 11/27/12 due 12/7/12 (Collateralized by Corporate Obligations valued at $7,560,694, 5.63% - 11.5%, 9/15/15 - 3/15/42)	7,003	7,000
Credit Suisse Securities (USA) LLC at:
0.29%, dated 11/30/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $25,751,359, 1.8%, 12/16/52)	25,001	25,000
0.33%, dated 11/30/12 due 12/7/12 (Collateralized by Equity Securities valued at $32,401,207)	30,002	30,000
0.52%, dated 10/16/12 due 1/15/13 (Collateralized by Equity Securities valued at $47,552,912)	44,058	44,000
0.72%, dated 10/30/12 due 2/1/13 (Collateralized by Corporate Obligations valued at $10,807,410, 6.5%, 11/15/16)	10,019	10,000
0.77%, dated 11/19/12 due 2/19/13 (Collateralized by Corporate Obligations valued at $14,043,333, 0.54% - 0.67%, 2/6/41 - 11/3/44)	13,026	13,000
0.78%, dated:
10/15/12 due 1/14/13 (Collateralized by Corporate Obligations valued at $29,189,083, 0% - 10.74%, 1/27/35 - 3/14/51)	27,053	27,000
10/16/12 due 1/17/13 (Collateralized by Mortgage Loan Obligations valued at $44,323,246, 0.21% - 53.92%, 2/5/19 - 12/10/49)	41,083	41,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Credit Suisse Securities (USA) LLC at:
0.78%, dated:
10/22/12 due 1/24/13 (Collateralized by Mortgage Loan Obligations valued at $15,132,794, 0.21% - 6.89%, 11/15/18 - 12/10/49)	$ 14,029	$ 14,000
10/24/12 due 1/23/13 (Collateralized by Mortgage Loan Obligations valued at $14,053,132, 2.61%, 5/25/36)	13,026	13,000
11/6/12 due 2/4/13 (Collateralized by Mortgage Loan Obligations valued at $14,047,309, 0.37% - 53.92%, 10/25/30 - 12/18/49)	13,025	13,000
0.8%, dated:
10/1/12 due 1/2/13 (Collateralized by Mortgage Loan Obligations valued at $14,060,639, 0.21% - 6.89%, 7/25/34 - 12/10/49)	13,027	13,000
10/9/12 due 1/7/13 (Collateralized by Mortgage Loan Obligations valued at $29,194,329, 0.21% - 53.92%, 12/15/20 - 12/18/49)	27,054	27,000
Deutsche Bank Securities, Inc. at 0.33%, dated:
11/20/12 due 12/4/12 (Collateralized by Equity Securities valued at $43,735,180)	40,005	40,000
11/27/12 due 12/4/12 (Collateralized by Equity Securities valued at $43,202,382)	40,003	40,000
HSBC Securities, Inc. at 0.33%, dated 11/30/12 due 12/3/12 (Collateralized by Corporate Obligations valued at $210,003,166, 1.4% - 9.38%, 1/15/13 - 10/1/46)	200,006	200,000
J.P. Morgan Clearing Corp. at:
0.5%, dated 10/18/12 due 1/17/13 (Collateralized by Equity Securities valued at $19,577,187)	18,023	18,000
0.69%, dated:
9/13/12 due 12/12/12 (Collateralized by Equity Securities valued at $38,101,100)	35,060	35,000
10/22/12 due 2/19/13 (Collateralized by Corporate Obligations valued at $40,248,672, 1.75% - 5%, 6/1/13 - 9/15/14)	37,085	37,000
0.71%, dated 10/19/12 due 4/17/13 (Collateralized by Equity Securities valued at $40,251,503)	37,131	37,000
0.73%, dated 10/22/12 due 3/21/13 (Collateralized by Corporate Obligations valued at $40,251,339, 1.75% - 2.63%, 6/1/13 - 6/1/15)	37,113	37,000
0.79%, dated 9/13/12 due 1/11/13 (Collateralized by Corporate Obligations valued at $38,109,467, 2.13% - 5%, 7/15/14 - 12/15/37)	35,092	35,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
J.P. Morgan Securities, Inc. at:
0.29%, dated 11/28/12 due 12/5/12 (Collateralized by U.S. Government Obligations valued at $182,313,102, 0.02% - 7.04%, 6/15/25 - 4/15/42)	$ 177,010	$ 177,000
0.37%, dated 11/30/12 due 12/7/12 (Collateralized by Corporate Obligations valued at $24,153,719, 1.25% - 6.4%, 5/1/13 - 2/15/38)	23,002	23,000
0.46%, dated 11/16/12 due 12/7/12 (Collateralized by Mortgage Loan Obligations valued at $36,726,712, 0.48% - 7.62%, 7/15/27 - 12/10/49)	34,012	34,000
0.67%, dated 11/30/12 due 12/7/12 (Collateralized by Mortgage Loan Obligations valued at $7,560,878, 0.51%, 11/25/33)	7,001	7,000
0.8%, dated 9/17/12 due 12/17/12 (Collateralized by Mortgage Loan Obligations valued at $37,863,258, 5.22%, 8/25/35)	35,071	35,000
0.92%, dated 9/21/12 due 3/20/13 (Collateralized by Mortgage Loan Obligations valued at $25,969,333, 0.48% - 6%, 12/25/35 - 5/15/46)	24,110	24,000
Merrill Lynch, Pierce, Fenner & Smith at 0.58%, dated 11/30/12 due 12/3/12 (Collateralized by Corporate Obligations valued at $191,435,579, 0.38% - 5.75%, 2/1/13 - 1/15/38)	180,009	180,000
Mitsubishi UFJ Securities (USA), Inc. at 0.35%, dated 11/30/12 due 12/7/12 (Collateralized by Corporate Obligations valued at $10,500,307, 3.88%, 4/14/16)	10,003	10,000
Mizuho Securities USA, Inc. at:
0.37%, dated:
11/26/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $29,884,417, 5.56% - 6.23%, 3/15/37 - 6/25/40)	29,010	29,000
11/27/12 due 12/7/12 (Collateralized by Equity Securities valued at $6,480,453)	6,001	6,000
0.38%, dated:
11/26/12 due 12/7/12 (Collateralized by Corporate Obligations valued at $30,462,340, 0.38% - 5.5%, 2/1/13 - 3/15/18)	29,004	29,000
11/27/12 due:
12/6/12 (Collateralized by Equity Securities valued at $46,416,846)	43,004	43,000
12/7/12 (Collateralized by Equity Securities valued at $15,076,911)	14,002	14,000
0.41%, dated 11/26/12 due 12/7/12 (Collateralized by Equity Securities valued at $25,919,083)	24,008	24,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Mizuho Securities USA, Inc. at:
0.42%, dated 11/26/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $36,110,625, 2.5% - 6.45%, 9/1/27 - 9/15/42)	$ 35,024	$ 35,000
0.54%, dated 11/26/12 due 12/7/12 (Collateralized by Corporate Obligations valued at $10,516,525, 1.72% - 4.74%, 11/20/17 - 7/15/19)	10,005	10,000
0.82%, dated 10/29/12 due 1/3/13 (Collateralized by Mortgage Loan Obligations valued at $7,606,454, 0.32% - 5.89%, 8/20/39 - 6/25/47)	7,011	7,000
0.95%, dated:
11/1/12 due 2/8/13 (Collateralized by U.S. Government Obligations valued at $10,430,320, 0.32% - 6.88%, 5/1/18 - 1/10/45)	10,026	10,000
11/26/12 due 2/22/13 (Collateralized by Corporate Obligations valued at $10,790,767, 0.17% - 14%, 2/1/16 - 12/29/49)	10,023	10,000
11/30/12 due 3/1/13 (Collateralized by Corporate Obligations valued at $8,640,684, 4.5% - 11.25%, 7/15/16 - 1/15/21)	8,019	8,000
0.97%, dated 10/24/12 due 1/22/13 (Collateralized by Corporate Obligations valued at $7,574,200, 1.71% - 6.49%, 10/1/37 - 8/15/39)	7,017	7,000
RBC Capital Markets Co. at:
0.33%, dated 11/27/12 due 12/4/12 (Collateralized by U.S. Government Obligations valued at $2,066,478, 5.56% - 7.08%, 6/25/37 - 4/25/42)	2,000	2,000
0.43%, dated 11/19/12 due 12/7/12 (Collateralized by Mortgage Loan Obligations valued at $14,100,367, 0.39% - 2.52%, 7/25/35 - 8/25/47)	13,005	13,000
0.46%, dated 11/27/12 due 12/4/12 (Collateralized by Corporate Obligations valued at $8,437,607, 1.5% - 1.75%, 3/15/28 - 12/15/37)	8,001	8,000
0.54%, dated 9/10/12 due 12/7/12:
(Collateralized by Corporate Obligations valued at $14,944,034, 0% - 7.51%, 4/20/15 - 9/1/46)	14,019	14,000
(Collateralized by Corporate Obligations valued at $5,406,804, 0% - 11.25%, 6/1/17 - 12/25/56)	5,007	5,000
RBS Securities, Inc. at 0.85%, dated:
11/9/12 due 12/10/12 (Collateralized by U.S. Government Obligations valued at $36,069,744, 0.55% - 2.5%, 10/15/42 - 5/25/46)	35,026	35,000
11/16/12 due 12/17/12 (Collateralized by U.S. Government Obligations valued at $53,581,238, 0.55% - 3%, 10/15/42 - 5/25/46)	52,038	52,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
RBS Securities, Inc. at 0.85%, dated:
11/19/12 due 12/19/12 (Collateralized by U.S. Government Obligations valued at $28,850,395, 0.55% - 2.5%, 10/15/42 - 5/25/46)	$ 28,020	$ 28,000
Royal Bank of Scotland PLC at 0.85%, dated:
11/7/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $21,433,442, 2.52% - 6%, 6/1/25 - 10/1/41)	21,015	21,000
11/26/12 due 12/3/12 (Collateralized by U.S. Government Obligations valued at $20,403,945, 3.5% - 4.5%, 9/1/19 - 10/1/41)	20,003	20,000
UBS Securities LLC at:
0.5%, dated:
10/18/12 due 12/7/12 (Collateralized by Corporate Obligations valued at $14,049,024, 1.88% - 5.5%, 9/1/14 - 5/1/32)	13,016	13,000
11/19/12 due 12/7/12 (Collateralized by Corporate Obligations valued at $10,667,686, 1.2% - 5.88%, 3/1/15 - 1/15/38)	10,013	10,000
0.55%, dated 10/4/12 due 12/7/12 (Collateralized by Corporate Obligations valued at $19,458,751, 1.88% - 3.75%, 5/1/13 - 11/1/17)	18,027	18,000
Wells Fargo Securities, LLC at 0.55%, dated 11/20/12 due:
2/19/13 (Collateralized by Corporate Obligations valued at $17,835,270, 0% - 8.75%, 1/15/13 - 3/15/40)	17,024	17,000
2/20/13 (Collateralized by Corporate Obligations valued at $17,849,947, 0% - 10.5%, 1/15/13 - 9/15/42)	17,024	17,000
TOTAL OTHER REPURCHASE AGREEMENT		1,937,000
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $14,676,910)		14,676,910
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(61,769)
NET ASSETS - 100%		$ 14,615,141
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $453,000,000 or 3.1% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,000,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.53%, 2/28/13	7/18/12	$ 21,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$417,524,000 due 12/03/12 at 0.25%
Bank of America NA	$ 150,149
Deutsche Bank Securities, Inc.	5,753
J.P. Morgan Securities, Inc.	3,835
Mizuho Securities USA, Inc.	252,582
Wells Fargo Securities LLC	5,205
$ 417,524
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At November 30, 2012, the cost of investment securities for income tax purposes was $14,676,910,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Money Market Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Money Market Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2013